Revenue from Contracts with Customers: Decrease in passenger traffic as a result of COVID-19 - (Details) - MXN ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Disclosure of disaggregation of revenue from contracts with customers [line items]
Aeronautical services revenue	$ 5,412,418	$ 9,596,975	$ 8,942,910
Non aeronautical services revenue	3,555,227	5,988,470	$ 5,531,557
Total without construction revenue	$ 8,967,645	15,585,445
Change % compared to 2019, Total aeronautical revenue	(43.60%)
Change % compared to 2019, Total non-aeronautical revenue	(40.63%)
Change % compared to 2019, Total without construction revenue	(42.46%)
Mexico
Disclosure of disaggregation of revenue from contracts with customers [line items]
Aeronautical services revenue	$ 3,115,335	6,334,890
Non aeronautical services revenue	$ 2,517,816	4,380,821
Change % compared to 2019, Total aeronautical revenue	(50.82%)
Change % compared to 2019, Total non-aeronautical revenue	(42.53%)
Puerto Rico (Aerostar)
Disclosure of disaggregation of revenue from contracts with customers [line items]
Aeronautical services revenue	$ 1,808,102	1,870,428
Non aeronautical services revenue	$ 740,450	1,100,573
Change % compared to 2019, Total aeronautical revenue	(3.33%)
Change % compared to 2019, Total non-aeronautical revenue	(32.72%)
Colombia (Airplan)
Disclosure of disaggregation of revenue from contracts with customers [line items]
Aeronautical services revenue	$ 488,981	1,391,657
Non aeronautical services revenue	$ 296,961	$ 507,076
Change % compared to 2019, Total aeronautical revenue	(64.86%)
Change % compared to 2019, Total non-aeronautical revenue	(41.44%)